Consolidated (Condensed) Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on derivatives, taxes	$ 0.3	$ 0.0	$ 0.7	$ 0.6	$ 0.5	$ 0.2	$ 0.0
Employee pension and post retirement benefits, taxes	$ 0.1	$ (0.5)	$ (5.8)	$ 0.0	$ 0.0	$ 0.3	$ (0.6)